Shareholder Report, Line Graph (Details) - USD ($)																						1 Months Ended	2 Months Ended					3 Months Ended			4 Months Ended			5 Months Ended		6 Months Ended					7 Months Ended		8 Months Ended			9 Months Ended			10 Months Ended		11 Months Ended		12 Months Ended					13 Months Ended	14 Months Ended					15 Months Ended			16 Months Ended			17 Months Ended		18 Months Ended					19 Months Ended		20 Months Ended			21 Months Ended		22 Months Ended	24 Months Ended		26 Months Ended			27 Months Ended	28 Months Ended		30 Months Ended			31 Months Ended	32 Months Ended	33 Months Ended	34 Months Ended	36 Months Ended		38 Months Ended			39 Months Ended	40 Months Ended		42 Months Ended			43 Months Ended	44 Months Ended	45 Months Ended	46 Months Ended	48 Months Ended		50 Months Ended			52 Months Ended		54 Months Ended			55 Months Ended	56 Months Ended	57 Months Ended	58 Months Ended	60 Months Ended		62 Months Ended			64 Months Ended		66 Months Ended		67 Months Ended	68 Months Ended	69 Months Ended	72 Months Ended		74 Months Ended		78 Months Ended		79 Months Ended	81 Months Ended	84 Months Ended		86 Months Ended		90 Months Ended		91 Months Ended	93 Months Ended	96 Months Ended	98 Months Ended		102 Months Ended		103 Months Ended	108 Months Ended	120 Months Ended
		Oct. 07, 2024	Aug. 27, 2024	Jul. 25, 2024	Jul. 17, 2024	Jul. 15, 2024	Jan. 11, 2023	Oct. 04, 2021	Jun. 08, 2021	Jan. 26, 2021	Dec. 01, 2020	Nov. 23, 2020	Jul. 29, 2020	Apr. 11, 2019	Jun. 26, 2018	Jan. 31, 2018	Jan. 18, 2018	Oct. 12, 2017	Oct. 11, 2017	Sep. 07, 2017	Mar. 31, 2016	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2021	Mar. 31, 2018	Mar. 31, 2018	Dec. 31, 2024	Sep. 30, 2024	Mar. 31, 2023	Dec. 31, 2024	Mar. 31, 2021	Mar. 31, 2021	Dec. 31, 2024	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2022	Mar. 31, 2018	Mar. 31, 2018	Mar. 31, 2025	Mar. 31, 2018	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2021	Jun. 30, 2025	Mar. 31, 2025	Mar. 31, 2019	Jun. 30, 2025	Mar. 31, 2022	Jun. 30, 2025	Jun. 30, 2025	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2020	Mar. 31, 2017	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Mar. 31, 2022	Mar. 31, 2019	Mar. 31, 2019	Dec. 31, 2025	Sep. 30, 2025	Mar. 31, 2024	Dec. 31, 2025	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2025	Dec. 31, 2025	Mar. 31, 2026	Dec. 31, 2025	Mar. 31, 2023	Mar. 31, 2019	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2019	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2026	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2018	Mar. 31, 2023	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2020	Mar. 31, 2023	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2019	Mar. 31, 2024	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2021	Mar. 31, 2024	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2020	Mar. 31, 2025	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2022	Mar. 31, 2025	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2021	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2023	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2022	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2023	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2024	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026
C000129136
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares CSI China Internet ETF
Accumulated Value																					$ 10,000																																				$ 11,951																													$ 17,403															$ 13,846															$ 13,312														$ 22,334												$ 9,382								$ 9,932							$ 8,494						$ 11,648	$ 9,869
C000129571
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Bosera MSCI China A 50 Connect Index ETF
Accumulated Value																					10,000																																				9,796																													12,018															11,535															10,845														16,268												14,972								13,081							11,016						12,405	15,800
C000180685
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares MSCI One Belt One Road Index ETF
Accumulated Value																				$ 10,000																						$ 10,267																																				$ 9,759																		$ 7,634															$ 12,659														$ 12,519													$ 10,643									$ 10,281								$ 11,038							$ 14,078
C000176655
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Emerging Markets Consumer Technology Index ETF
Accumulated Value																			$ 10,000																					$ 10,592																																				$ 9,176																			$ 7,957															$ 13,355														$ 7,537													$ 6,384									$ 6,226								$ 7,746							$ 9,742
C000157444
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares MSCI China Clean Technology Index ETF
Accumulated Value																		$ 10,000																					$ 9,544																																				$ 8,277																			$ 7,187															$ 17,466														$ 15,962													$ 12,656									$ 9,091								$ 11,552							$ 12,807
C000198139
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Electric Vehicles and Future Mobility Index ETF
Accumulated Value																	$ 10,000										$ 9,320																																				$ 8,370																										$ 7,856															$ 17,476															$ 17,484														$ 13,676											$ 10,132								$ 9,639							$ 14,289
C000195635
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares MSCI All China Health Care Index ETF
Accumulated Value																$ 10,000										$ 10,660																																				$ 8,955																										$ 9,578															$ 15,426															$ 10,971														$ 9,583											$ 6,794								$ 7,336							$ 8,283
C000195632
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Asia Pacific High Income USD Bond ETF
Accumulated Value															$ 10,000																																	$ 10,572																																			$ 10,178															$ 11,432															$ 9,177														$ 9,136													$ 9,759								$ 10,533								$ 11,197
C000210156
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares MSCI Emerging Markets ex China Index ETF
Accumulated Value														$ 10,000																																										$ 7,569																													$ 12,957															$ 13,031															$ 11,451														$ 13,589												$ 13,383								$ 19,268
C000214065
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Global Carbon Strategy ETF
Accumulated Value													$ 10,000																																$ 14,195																																				$ 23,380																$ 24,415															$ 20,469														$ 20,171													$ 21,546
C000222186
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Value Line<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index ETF
Accumulated Value												$ 10,000																					$ 11,546																																				$ 13,003																							$ 13,027															$ 14,650														$ 16,307														$ 17,825
C000223083
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Mount Lucas Managed Futures Index Strategy ETF
Accumulated Value											$ 10,000																					$ 11,020																																				$ 13,468																							$ 14,305															$ 14,450														$ 13,311														$ 14,378
C000220718
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares SSE STAR Market 50 Index ETF
Accumulated Value										$ 10,000															$ 8,424																																				$ 7,504																										$ 6,756															$ 4,360															$ 5,532														$ 7,128
C000223017
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Hang Seng TECH Index ETF
Accumulated Value									$ 10,000																																									$ 5,572																																		$ 5,328															$ 4,354															$ 6,548														$ 5,585
C000229247
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares California Carbon Allowance Strategy ETF
Accumulated Value								$ 10,000																														$ 10,308																																				$ 9,603																			$ 11,857															$ 8,903														$ 8,116
C000240471
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares KWEB Covered Call Strategy ETF
Accumulated Value							$ 10,000																							$ 9,644																																				$ 11,021																								$ 12,179															$ 12,146
C000249202
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Hedgeye Hedged Equity Index ETF
Accumulated Value						$ 10,000																							$ 10,064								$ 10,368										$ 10,291								$ 10,782										$ 11,475								$ 11,849									$ 11,827
C000250789
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Artificial Intelligence and Technology ETF
Accumulated Value					$ 10,000																			$ 10,164											$ 11,389									$ 9,876								$ 12,642							$ 14,702												$ 14,758									$ 13,141
C000251229
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Sustainable Ultra Short Duration Index ETF
Accumulated Value				$ 10,000																			$ 10,112											$ 10,226									$ 10,343								$ 10,458									$ 10,576										$ 10,688									$ 10,773
C000249978
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares China Alpha Index ETF
Accumulated Value			$ 10,000																			$ 11,756									$ 11,057										$ 11,102								$ 12,341									$ 15,326									$ 16,905										$ 17,477
C000254137
Account Value [Line Items]
Line Graph and Table Measure Name																																																					KraneShares Man Buyout Beta Index ETF
Accumulated Value		$ 10,000																										$ 10,040								$ 9,084										$ 10,024								$ 10,720										$ 11,126								$ 11,062
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]																																																				MSCI China All Shares Index (USD) (NR)
Accumulated Value																					10,000																																				11,165																													14,481															13,494															12,691														18,507												14,029								13,125							10,942						14,057	15,513
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]																																																				MSCI China All Shares Index (USD) (NR)
Accumulated Value																					10,000																																				11,165																													14,481															13,494															12,691														18,507												14,029								13,125							10,942						14,057	15,513
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[3],[4]																																																				MSCI ACWI Index (USD) (NR)
Accumulated Value																				10,000																						10,644																																				10,921																		9,692															14,983														16,074													14,878									18,333								19,643							23,574
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[5]																																																				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value																			10,000																					10,546																																				9,765																			8,038															12,731														11,284													10,076									10,898								11,779							15,260
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6]																																																				MSCI China All Shares Index (USD) (NR)
Accumulated Value																		10,000																					10,289																																				9,588																			9,018															13,150														9,968													9,326									7,775								9,988							11,023
MSCI ACWI Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[7],[8]																																																				MSCI ACWI Index (USD) (NR)
Accumulated Value																	10,000										9,464																																				9,710																										8,617															13,322															14,291														13,228											16,299								17,465							20,960
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]																																																				MSCI China All Shares Index (USD) (NR)
Accumulated Value																10,000										9,079																																				8,460																										7,958															11,604															8,796														8,230											6,861								8,814							9,727
JP Morgan Asia Credit Index (JACI) (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[10]																																																				JP Morgan Asia Credit Index (JACI) (USD) (TR)
Accumulated Value															10,000																																	10,665																																			10,915															11,897															11,006														10,714													11,343								12,095								12,737
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11]																																																				MSCI Emerging Markets Index (USD) (NR)
Accumulated Value														10,000																																										8,005																													12,679															11,238															10,036														10,854												11,732								15,199
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]																																																				S&P 500 Index (USD) (TR)
Accumulated Value													10,000																																12,329																																				14,258																13,156															17,088														18,498													21,791
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[13]																																																				S&P 500 Index (USD) (TR)
Accumulated Value												10,000																					11,165																																				12,912																							11,914															15,474														16,751														19,733
Bloomberg Global Aggregate Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[14]																																																				Bloomberg Global Aggregate Index (USD) (TR)
Accumulated Value											10,000																					9,693																																				9,073																							8,341															8,382														8,637														9,005
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[15]																																																				MSCI China All Shares Index (USD) (NR)
Accumulated Value										10,000															8,896																																				6,743																										6,309															5,260															6,757														7,457
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16]																																																				MSCI China All Shares Index (USD) (NR)
Accumulated Value									10,000																																									7,332																																		6,859															5,719															7,346														8,107
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17]																																																				S&P 500 Index (USD) (TR)
Accumulated Value								10,000																														10,609																																				9,789																			12,714															13,763														16,214
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[18]																																																				MSCI China All Shares Index (USD) (NR)
Accumulated Value							10,000																							9,652																																				8,047																								10,337															11,408
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[19]																																																				S&P 500 Index (USD) (TR)
Accumulated Value						10,000																							10,262								10,509										10,060								11,161										12,068								12,388									11,851
S&P 500 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[20]																																																				S&P 500 Index (USD) (TR)
Accumulated Value					10,000																			10,341											10,590									10,138								11,247							12,161												12,483									11,942
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]																																																				Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value				10,000																			10,404											10,085									10,366								10,491									10,704										10,822									10,817
MSCI China All Shares Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]																																																				MSCI China All Shares Index (USD) (NR)
Accumulated Value			10,000																			12,426									11,561										12,627								12,922									15,565									14,907										13,935
Russell 3000 Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23]																																																				Russell 3000 Index (USD) (TR)
Accumulated Value		10,000																										10,378								9,888										10,975								11,872										12,157								11,676
CSI Overseas China Internet Index (USD) (PR)
Account Value [Line Items]
Line Graph and Table Measure Name	[24]																																																				CSI Overseas China Internet Index (USD) (PR)
Accumulated Value																					10,000																																				11,825																													17,241															13,813															13,283														22,482												9,479								10,081							8,625						11,740	9,903
Custom Blended KBA Index
Account Value [Line Items]
Line Graph and Table Measure Name	[25]																																																				Custom Blended KBA Index
Accumulated Value																					$ 10,000																																				$ 10,140																													$ 11,964															$ 11,273															$ 10,690														$ 16,152												$ 14,911								$ 13,185							$ 11,177						$ 12,679	$ 16,398
MSCI Global China Infrastructure Exposure Index (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]																																																				MSCI Global China Infrastructure Exposure Index (NR)
Accumulated Value																				$ 10,000																						$ 10,309																																				$ 9,922																		$ 7,971															$ 13,358														$ 13,216													$ 11,274									$ 11,035								$ 11,911							$ 15,398
Solactive Emerging Markets Consumer Technology Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[26]																																																				Solactive Emerging Markets Consumer Technology Index (USD) (TR)
Accumulated Value																			$ 10,000																					$ 10,802																																				$ 9,421																			$ 8,225															$ 13,922														$ 7,987													$ 6,831									$ 6,643								$ 8,301							$ 10,486
MSCI China IMI Environment 10/40 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[6],[27]																																																				MSCI China IMI Environment 10/40 Index (USD) (NR)
Accumulated Value																		$ 10,000																					$ 9,569																																				$ 8,373																			$ 7,274															$ 16,965														$ 15,018													$ 11,762									$ 8,505								$ 10,935							$ 12,243
Custom Blended KARS Index
Account Value [Line Items]
Line Graph and Table Measure Name	[28]																																																				Custom Blended KARS Index
Accumulated Value																	$ 10,000										$ 9,287																																				$ 8,307																										$ 7,812															$ 17,567															$ 17,951														$ 14,081											$ 10,567								$ 10,069							$ 14,949
MSCI China All Shares Healthcare 10/40 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[9]																																																				MSCI China All Shares Healthcare 10/40 Index (USD) (NR)
Accumulated Value																$ 10,000										$ 10,746																																				$ 8,951																										$ 9,649															$ 15,776															$ 11,353														$ 9,942											$ 7,116								$ 7,736							$ 8,794
Custom Blended KHYB Index
Account Value [Line Items]
Line Graph and Table Measure Name	[29]																																																				Custom Blended KHYB Index
Accumulated Value															$ 10,000																																	$ 10,884																																			$ 10,527															$ 11,869															$ 9,296														$ 9,238													$ 9,547								$ 10,584								$ 11,271
MSCI Emerging Markets ex China Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[11],[30]																																																				MSCI Emerging Markets ex China Index (USD) (NR)
Accumulated Value														$ 10,000																																										$ 7,371																													$ 12,440															$ 12,697															$ 11,006														$ 13,263												$ 12,979								$ 18,339
S&P Global Carbon Credit Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[12]																																																				S&P Global Carbon Credit Index (USD) (TR)
Accumulated Value													$ 10,000																																$ 14,161																																				$ 23,392																$ 24,772															$ 20,960														$ 21,120													$ 22,860
Value Line® Dynamic Dividend Equity Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[31]																																																				Value Line<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Dynamic Dividend Equity Index (USD) (NR)
Accumulated Value												$ 10,000																					$ 11,529																																				$ 12,966																							$ 12,950															$ 14,522														$ 16,083														$ 17,542
KFA MLM Index (USD) (PR)
Account Value [Line Items]
Line Graph and Table Measure Name	[32]																																																				KFA MLM Index (USD) (PR)
Accumulated Value											$ 10,000																					$ 11,045																																				$ 13,929																							$ 15,274															$ 15,558														$ 14,501														$ 15,843
SSE Science and Technology Innovation Board 50 Index (USD, TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[33]																																																				SSE Science and Technology Innovation Board 50 Index (USD, TR)
Accumulated Value										$ 10,000															$ 8,334																																				$ 7,555																										$ 6,946															$ 4,688															$ 6,309														$ 8,170
Hang Seng TECH Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[16]																																																				Hang Seng TECH Index (USD) (NR)
Accumulated Value									$ 10,000																																									$ 5,674																																		$ 5,381															$ 4,392															$ 6,921														$ 5,979
S&P Carbon Credit CCA Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[17]																																																				S&P Carbon Credit CCA Index (USD) (TR)
Accumulated Value								$ 10,000																														$ 10,233																																				$ 9,677																			$ 12,198															$ 9,354														$ 8,545
CSI Overseas China Internet Index (USD) (PR)
Account Value [Line Items]
Line Graph and Table Measure Name	[34]																																																				CSI Overseas China Internet Index (USD) (PR)
Accumulated Value							$ 10,000																							$ 9,052																																				$ 7,744																								$ 10,541															$ 8,892
Hedgeye Hedged Equity Index (USD) (PR)
Account Value [Line Items]
Line Graph and Table Measure Name	[35]																																																				Hedgeye Hedged Equity Index (USD) (PR)
Accumulated Value						$ 10,000																							$ 10,102								$ 10,446										$ 10,390								$ 10,941										$ 11,679								$ 12,102									$ 12,139
Solactive Etna Artificial General Intelligence Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[36]																																																				Solactive Etna Artificial General Intelligence Index (USD) (NR)
Accumulated Value					$ 10,000																			$ 10,090											$ 11,328									$ 9,724								$ 12,610							$ 14,286												$ 14,016									$ 12,320
Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[21]																																																				Solactive ISS Sustainable Select 0-1 Year USD Corporate IG Index (USD) (TR)
Accumulated Value				$ 10,000																			$ 10,116											$ 10,235									$ 10,351								$ 10,463									$ 10,585										$ 10,699									$ 10,787
Qi China Alpha Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[22]																																																				Qi China Alpha Index (USD) (NR)
Accumulated Value			$ 10,000																			$ 11,808									$ 11,128										$ 11,178								$ 12,468									$ 15,562									$ 17,260										$ 17,896
Man Buyout Beta Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[23]																																																				Man Buyout Beta Index (USD) (TR)
Accumulated Value		$ 10,000																										$ 10,059								$ 9,127										$ 10,092								$ 10,823										$ 11,256								$ 11,222

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[3]	ACWI – All Country World Index
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[5]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[6]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[7]	ACWI – All Country World Index
[8]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[9]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[10]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[11]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[12]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[13]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[14]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[15]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[16]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[17]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[18]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[19]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[20]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[21]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[22]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[23]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[24]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[25]	Custom Blended KBA Index consists of: MSCI China A Index (inception to October 23, 2014), MSCI China A International Index (October 23, 2024 to December 26, 2017), MSCI China A Inclusion Index (December 27, 2017 to May 29, 2019), MSCI China A Index (May 29, 2019 to January 5. 2022), and MSCI China A 50 Connect Index (January 6, 2022 to present).
[26]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[27]	IMI - Investable Market Index
[28]	Custom Blended KARS Index consists of: Solactive Electric Vehicles and Future Mobility Index (Inception to June 15, 2021) and Bloomberg Electric Vehicles Total Return Index (June 16, 2021 to present).
[29]	Custom Blended KHYB Index consist of: Solactive USD China Corporate High Yield Bond Index (Inception to July 31, 2021) and JP Morgan Asia Credit Index (JACI) Non-Investment Grade Corporate Index (August 1, 2021 to present.)
[30]	The Fund's inception date predates the MSCI Emerging Markets ex China Index's inception date of March 9, 2017. Accordingly, the MSCI Emerging Markets ex China Index does not have 10 calendar years of performance and the table instead reflects the MSCI Emerging Markets ex China Index's performance for 1 year, five years, and from its inception on March 9, 2017.
[31]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[32]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[33]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
[34]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[35]	Price Return (PR) - Reflects no deductions for fees, expenses or taxes.
[36]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).